Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Provision for Income Taxes
Income before provision for income taxes consisted of the following (in thousands):

	Year ended December 31,
	2025	2024
United States	$26,633	$11,324
Non-U.S.	(19,636)	(1,372)

Income before provision for income taxes and non-controlling interest	$6,997	$9,952

Schedule of Components of Provision for Income Taxes
Significant components of the provision for income taxes for the years ended December 31, 2025 and 2024 are as follows:

	Year Ended December 31,
	2025	2024
Current:
Federal	$7,046	$2,261
State	2,001	1,443
Foreign	(131)	18

Total current provision for income taxes	8,916	3,722
Deferred:
Federal	(5,321)	(944)
State	(636)	(326)
Foreign	(671)	(314)
Total deferred provision for income taxes	(6,628)	(1,584)

Total provision for income taxes	$2,288	$2,138

Schedule of Reconciliation of Income Tax Expense at Statutory U.S. Federal Income Tax Rates
A reconciliation of the provision for income taxes to the amount computed by applying the 21% statutory U.S. federal income tax rate to income before income taxes after the adoption of ASU
2023-09
is as follows:

	Year Ended December 31, 2025
Tax at U.S. statutory rate	$1,469	21.00%
State taxes, net of federal benefit*	864	12.35%
Foreign tax effects
Canada
Statutory tax rate difference between Canada and United States	(1,100)	(15.72)%
Change in valuation allowance	4,357	62.27%
Nontaxable or nondeductible Items	106	1.51%
Other	18	0.25%
Australia
Other	(58)	(0.83)%
Tax credits
Research & development credits	(213)	(3.04)%
Change in valuation allowances	(7,871)	(112.50)%
Nontaxable or nondeductible items
Disallowed meals & entertainment	116	1.66%
Lobbying expenses	254	3.64%
Non-controlling interest	(4,175)	(59.67)%
Posting of deferred balances from merger	8,306	118.72%
Stock compensation	(88)	(1.26)%
Other	112	1.61%
Changes in unrecognized tax benefits	191	2.73%

Total	$2,288	32.72%

*	During the year ended December 31, 2025, state taxes in Florida, Pennsylvania, Illinois, New Jersey, California, Arizona, and Texas made up the majority of the tax effect in this category.
In 2025, the effective tax rate differs from the statutory U.S. federal rate of 21.0% primarily due to income or loss not being taxed due to the income and loss flowing through to its partners
(non-controlling
interest), and differences related to foreign operations, posting of valuation allowance in Canada, state taxes, valuation allowance release and posting of deferred balances from the merger BT HoldCo into Bitcoin Depot Inc., and nondeductible items.
A reconciliation of the income tax expense at the statutory U.S. federal income tax rates as reflected in financial statements before the adoption of ASU
2023-09
for the year ended December 31, 2024 is as follows:

Year Ended December 31, 2024
U.S. federal income tax at statutory rate	21.00%
State taxes, net of federal benefit	0.08%
Permanent differences	0.84%
R&D credits	(0.60)%
Change in valuation allowance	45.59%
Foreign rate differential	(0.88)%
Return to provision	2.94%
Stock compensation	2.41%
Non-controlling interest	(37.44)%
Posting of valuation allowance on partnership step-up	(9.99)%
Other	(2.48)%

Effective tax rate	21.47%

Schedule Of Components Of Company's Deferred Tax Assets (Liabilities)

	Year Ended December 31,
	2025	2024
Deferred tax assets:
Foreign net operating loss carryforwards	$4,846	$232
Accrued expenses	1,075	—
Lease liability	706	—
Stock compensation	1,055	—
Investment in partnership	—	9,410
Property and equipment	—	103
Start up costs	636	711
Deferred issuance costs	46	54
Cryptocurrency safeguarding liability	—	—
Profit-sharing agreement liabilities	9,410	3,404
Amortization	3,137	361
Other	6	1

Deferred tax assets before valuation allowance	20,917	14,276

Less: Valuation allowance	(4,561)	(9,707)

Deferred tax assets net of valuation allowance	$16,356	$4,569

	Year Ended December 31,
	2025	2024
Deferred tax liabilities:
Fixed Assets	$(4,856)	$—
Right of Use Asset	(707)	—
Intangibles	(213)	(615)
Deferred tax liabilities	(5,776)	(615)

Total net deferred tax asset	$10,580	$3,954

Summary of Company's Unrecognized Tax Benefits
The reconciliation below summarizes the Company’s unrecognized tax benefits for the respective periods. These amounts primarily relate to state taxes in Texas.

	Year Ended December 31,
	2025	2024
Unrecognized tax benefits beginning of year	$988	$845
Increases for prior period positions	296	470
Decrease due to settlements and payments	—	(327)

Unrecognized tax benefits end of the year	$1,284	$988

Summary of Income Taxes Paid (Net of Refunds)
The following table presents cash paid for taxes (net of refunds) by jurisdiction for the year ended December 31, 2025 (in thousands):

	Year Ended December 31,
	2025	2024
U.S. Federal	$7,275
State:
Other	2,027
Foreign:
Other	349

Total cash paid for income taxes (net of refunds)	$9,651

Total cash paid for income taxes (prior to ASU 2023-09)		$4,243